Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America) (Detail) - USD ($) $ in Millions		Dec. 31, 2014		Dec. 31, 2013	Jul. 31, 2013
MUB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		10.00%		10.00%
Tier 1 capital (to risk-weighted assets): Ratios OCC required to be "well capitalized"		6.00%		6.00%
Tier 1 capital (to quarterly average assets): Ratios OCC required to be "well capitalized"		5.00%		5.00%
MUB [Member] | U.S. Basel I [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount				$ 12,990
Tier 1 capital (to risk-weighted assets): Actual amount				11,274
Tier 1 capital (to quarterly average assets): Actual amount	[1]			11,274
Total capital (to risk-weighted assets): Amount for capital adequacy purposes				6,970
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes				3,485
Tier 1 capital (to quarterly average assets): Amount for capital adequacy purposes	[1]			$ 4,051
Total capital (to risk-weighted assets): Actual ratio				14.91%
Tier 1 capital (to risk-weighted assets): Actual ratio				12.94%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]			11.13%
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes				8.00%
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes				4.00%
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes	[1]			4.00%
Total capital (to risk-weighted assets): Amount required to be "well capitalized"				$ 8,713
Tier 1 capital (to risk-weighted assets): Amount required to be "well capitalized"				5,228
Tier 1 capital (to quarterly average assets): Amount required to be "well capitalized"	[1]			$ 5,063
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"				10.00%
Tier 1 capital (to risk-weighted assets): Ratios OCC required to be "well capitalized"				6.00%
Tier 1 capital (to quarterly average assets): Ratios OCC required to be "well capitalized"	[1]			5.00%
MUB [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 13,656
Tier 1 capital (to risk-weighted assets): Actual amount		12,088
Tier 1 capital (to quarterly average assets): Actual amount	[1]	12,088
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		12,087
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		7,389
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		5,080
Tier 1 capital (to quarterly average assets): Amount for capital adequacy purposes	[1]	$ 4,361
Total capital (to risk-weighted assets): Actual ratio		14.78%
Tier 1 capital (to risk-weighted assets): Actual ratio		13.09%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	11.09%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		13.09%
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		5.50%
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes		4.00%	[1]		4.00%
Total capital (to risk-weighted assets): Amount required to be "well capitalized"		$ 9,237
Tier 1 capital (to risk-weighted assets): Amount required to be "well capitalized"		5,542
Tier 1 capital (to quarterly average assets): Amount required to be "well capitalized"	[1]	$ 5,452
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		10.00%
Tier 1 capital (to risk-weighted assets): Ratios OCC required to be "well capitalized"		6.00%
Tier 1 capital (to quarterly average assets): Ratios OCC required to be "well capitalized"	[1]	5.00%
MUAH [Member] | U.S. Basel I [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 14,246		$ 13,499
Tier 1 capital (to risk-weighted assets): Actual amount		12,367		11,471
Tier 1 capital (to quarterly average assets): Actual amount	[1]	12,367		11,471
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		7,733		7,393
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		3,867		3,696
Tier 1 capital (to quarterly average assets): Amount for capital adequacy purposes	[1]	$ 4,396		$ 4,073
Total capital (to risk-weighted assets): Actual ratio		14.74%		14.61%
Tier 1 capital (to risk-weighted assets): Actual ratio		12.79%		12.41%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	11.25%		11.27%
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%		8.00%
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.00%		4.00%
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes	[1]	4.00%		4.00%

[1]	Excludes certain intangible assets.